NOTE 7 - CONVERTIBLE DEBT: Convertible Debt (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Unsecured Convertible, due 01/19/17
Debt Conversion, Original Debt, Due Date of Debt		Jan. 19, 2017	Jan. 19, 2017
Debt Instrument, Interest Rate, Effective Percentage	8.00%	8.00%	8.00%
Debt Instrument, Interest Rate, Increase (Decrease)	18.00%	18.00%
Convertible Debt	$ 6,750	$ 6,750	$ 6,750
SUBTOTAL	$ 6,750	$ 6,750	$ 6,750
Unsecured Convertible Due 08/05/23
Debt Conversion, Original Debt, Due Date of Debt		May 01, 2023	Aug. 05, 2023
Debt Instrument, Interest Rate, Effective Percentage	10.00%	12.00%	10.00%
Convertible Debt	$ 110,535	$ 200,000	$ 110,535
SUBTOTAL	$ 110,535	$ 200,000	$ 110,535
Unsecured Convertible Due 05/01/23
Debt Conversion, Original Debt, Due Date of Debt		Oct. 24, 2023	May 01, 2023
Debt Instrument, Interest Rate, Effective Percentage	12.00%	0.00%	12.00%
Convertible Debt	$ 200,000	$ 388,888	$ 200,000
SUBTOTAL	200,000	388,888	200,000
Convertible Debt	317,285	595,638	317,285
SUBTOTAL	317,285	595,638	317,285
Debt Instrument, Unamortized Discount	0	0	0
TOTAL	$ 317,285	$ 595,638	$ 317,285